WISDOMTREE TRUST

WisdomTree BioRevolution Fund

(Ticker Symbol: WDNA)

(the “Fund”)

Supplement dated May 26, 2021

to the currently effective

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for the Fund

The following information supplements, and should be read in conjunction with, the Prospectus and SAI for the above-listed Fund:

Shares of the Fund are not currently available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-WDNA-0521